OTHER INCOME	12 Months Ended
Dec. 31, 2019
OTHER INCOME
OTHER INCOME

26.    OTHER INCOME

For the year ended December 31,2019, government grants amounting to RMB79 million (2017: RMB90 million, 2018: RMB135 million) were recognized as income for the year to facilitate the Group’s development. There are no unfulfilled conditions or contingencies attached to the grants.